SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance adjustment	$ 0	$ 500,000		$ (4,200,000)
Allowance For Doubtful Accounts And Sales Returns And Allowances
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	7,221,000	6,978,000		7,322,000
Charged to Costs and Expenses	601,000	1,315,000		1,118,000
Charged to Other Accounts	0	0	[1]	0	[1]
Deductions	(1,628,000)	(1,072,000)		(1,462,000)
Balance at End of Period	6,194,000	7,221,000		6,978,000
Deferred Tax Asset Valuation Allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	14,243,000	32,304,000		36,634,000
Charged to Costs and Expenses	(4,469,000)	(16,979,000)		127,000
Charged to Other Accounts	0	477,000	[1]	(4,238,000)	[1]
Deductions	(714,000)	(1,559,000)		(219,000)
Balance at End of Period	$ 9,060,000	$ 14,243,000		$ 32,304,000

[1]	In 2012, $0.5 million of deferred tax liability was reclassified to the valuation allowance with no impact to the consolidated statement of operations. In 2011, $4.2 million of the valuation allowance was reclassified to long-term taxes payable with no impact to the consolidated statements of operations. There were no such reclassification adjustments made during 2013.